Supplement to the
Fidelity Advisor® Capital Development Fund
Institutional Class
November 29, 2013
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

Matthew Fruhan (portfolio manager) has managed the fund since December 2013.

The following information replaces the biographical information found in the "Fund Management" section on page 13.

Matthew Fruhan is portfolio manager of the fund, which he has managed since December 2013. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Fruhan has worked as a research analyst and portfolio manager.

ADESII-I-13-02  December 16, 2013
1.820521.111

Supplement to the
Fidelity® Destiny® Portfolios:
Fidelity Advisor® Capital Development Fund
Class A
November 29, 2013
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

Matthew Fruhan (portfolio manager) has managed the fund since December 2013.

The following information replaces the biographical information found in the "Fund Management" section on page 12.

Matthew Fruhan is portfolio manager of the fund, which he has managed since December 2013. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Fruhan has worked as a research analyst and portfolio manager.

DESIIN-13-02  December 16, 2013
1.808151.114

Supplement to the
Fidelity® Destiny® Portfolios:
Fidelity Advisor® Capital Development Fund
Class O
November 29, 2013
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

Matthew Fruhan (portfolio manager) has managed the fund since December 2013.

The following information replaces the biographical information found in the "Fund Management" section on page 12.

Matthew Fruhan is portfolio manager of the fund, which he has managed since December 2013. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Fruhan has worked as a research analyst and portfolio manager.

DESIIO-13-02  December 16, 2013
1.808153.110

Supplement to the
Fidelity Advisor® Capital Development Fund
Class A, Class T, Class B, and Class C
November 29, 2013
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Matthew Fruhan (portfolio manager) has managed the fund since December 2013.

The following information replaces the biographical information found in the "Fund Management" section on page 14.

Matthew Fruhan is portfolio manager of the fund, which he has managed since December 2013. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Fruhan has worked as a research analyst and portfolio manager.

ADESII-13-02  December 16, 2013
1.820520.114